Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 97,098,915	$ 103,346,341	$ 104,037,710
Cost of revenues	63,900,597	65,247,864	64,232,469
Gross profit	33,198,318	38,098,477	39,805,241
Operating expenses
Selling	7,295,460	7,109,524	6,457,801
General and administrative	6,540,944	12,468,551	4,361,472
Research and development	2,753,315	2,962,904	2,725,014
Written-off Tai He deposit		4,755,536
Provision for credit losses	1,933,661
Total operating expenses	18,523,380	27,296,515	13,544,287
Income from operations	14,674,938	10,801,962	26,260,954
Other (income) expense:
Interest expense	250,781	194,667	180,744
Interest income	(873,439)	(63,725)	(23,855)
Currency exchange loss (gain)	153,440	(273,432)	(174,413)
Other expense, net	95,382	53,205	50,437
Total other (income) expenses	(373,836)	(89,285)	32,913
Income before income tax provision	15,048,774	10,891,247	26,228,041
Income taxes expense	3,457,733	4,713,543	5,278,462
Net income	11,591,041	6,177,704	20,949,579
Net loss attributable to non-controlling interests	(34,376)	(65,265)
Net income attributable to shareholders	11,625,417	6,242,969	20,949,579
Foreign currency translation adjustment –(loss) gain	(3,432,299)	(9,155,028)	2,083,243
Comprehensive income (loss)	8,158,742	(2,977,324)	23,032,822
Comprehensive loss attributable to non-controlling interests	(50,161)	(79,167)
Comprehensive income (loss) attributable to shareholders	$ 8,208,903	$ (2,898,157)	$ 23,032,822
Weighted average number of ordinary shares - basic (in Shares)	23,940,000	23,411,068	20,000,000
Basic net income per ordinary share (in Dollars per share)	$ 0.49	$ 0.27	$ 1.05
Third party sales
Revenues
Total revenues	$ 96,682,474	$ 103,317,145	$ 103,461,809
Related party sales
Revenues
Total revenues	$ 416,441	$ 29,196	$ 575,901